SHARE CAPITAL (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of classes of share capital [abstract]
Summary of share capital	Helus US Class B Shares

Number of Class B Shares
Balance as at March 31, 2024	36,084.7
Balance as at March 31, 2025	36,084.7
Cancelled	(36,084.7)
Balance as at March 31, 2026	—

Summary of warrants
The continuity of the outstanding Pre-Funded Warrants for the years ended March 31, 2026, is as follows:

	Number of Warrants	Weighted average exercise price[1]
		$
Pre-Funded Warrants
As at March 31, 2025	—	—
Issued	4,605,500	0.00001
Exercised	(1,565,250)	0.00001
Outstanding as at March 31, 2026	3,040,250	0.00001
Exercisable as at March 31, 2026	3,040,250	0.00001
The continuity of the outstanding warrants for the years ended March 31, 2026 and 2025, are as follows:

	Number of Warrants	Weighted average exercise price[1]
		$
Common Share Purchase Warrants
As at March 31, 2024 and 2025	2,796,197	16.72
Issued	9,409,138	8.14
Exercised	—	—
Expired	—	—
Outstanding as at March 31, 2026	12,205,335	10.11
Exercisable as at March 31, 2026	12,205,335	10.11

[1]Certain warrants were issued in CAD, the weighted average exercise price is calculated using the closing exchange rate in effect as at the respective dates.
The following summarizes information about warrants outstanding as at March 31, 2026:

Date of Expiry	Warrants outstanding	Warrants exercisable	Weighted average of exercisable price		Estimated fair value $	Weighted average remaining contractual life Years
June 30, 2027[1]	9,409,138	9,409,138		$8.14	19,011	1.25
August 4, 2028	635,887	635,887		$15.20	3,184	2.35
May 14, 2029	1,754,386	1,754,386		$19.38	12,419	3.12
June 15, 2030	336,843	336,843	C$	9.50	2,707	4.21
August 20, 2030	38,818	38,818	C$	24.32	651	4.39
November 15, 2030	30,263	30,263	C$	9.50	233	4.63
	12,205,335	12,205,335			38,205	1.67
[1] The warrants expire on the earlier of: (i) June 30, 2027; (ii) thirty days following the publication by press release of topline data for the APPROACH trial of HLP003 (previously referred to as CYB003) in major depressive disorder; and (iii) thirty days following the date a press release is issued by the Company announcing exercise of its acceleration right, which right can only be exercised if the closing price of the Common Share is equal to or exceeds $19.53 per Common Share for any five consecutive trading days.

Summary of significant unobservable inputs used, equity	The aggregate estimated grant date fair value was determined to be $19,011, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	2.40%
Expected annual volatility, based on comparable companies	67.53%
Expected life (in years)	1.66
Expected dividend yield	0.00%
Share price	$7.26
Exercise price	$8.14

Summary of number and weighted average exercise prices of share options
The changes in options for the years ended March 31, 2026 and 2025 are as follows:

	Number of Options	Weighted average exercise price C$
As at March 31, 2024	1,742,139	35.17
Granted	3,484,626	13.84
Forfeited/Expired	(1,270,081)	38.76
As at March 31, 2025	3,956,684	15.23
Granted	410,470	9.31
Exercised	(7,894)	9.50
Forfeited/Expired	(380,978)	20.39
Outstanding as at March 31, 2026	3,978,282	14.14
Exercisable as at March 31, 2026	3,671,060	14.52
The following summarizes information about stock options outstanding on March 31, 2026:

Date of Expiry	Number of options outstanding	Number of options exercisable	Exercise Price C$	Estimated fair value	Weighted average remaining life Years
June 4, 2026	658	658	13.11	5	0.19
June 4, 2026	3,816	3,816	16.72	35	0.19
June 4, 2026	1,974	1,974	21.28	21	0.19
June 10, 2026	2,436	2,436	14.37	21	0.19
June 25, 2026	2,375	2,375	14.37	20	0.24
June 28, 2026	2,501	2,501	110.20	138	0.24
September 26, 2026	25,657	25,657	30.02	306	0.49
November 15, 2026	13,158	13,158	27.17	110	0.63
December 31, 2026	1,842	1,842	13.11	15	0.75
December 31, 2026	3,947	3,947	16.72	37	0.75
December 31, 2026	1,974	1,974	21.28	21	0.75
December 31, 2026	32,896	32,896	57.00	940	0.75
March 4, 2027	526	526	42.94	11	0.93
March 8, 2027	10,526	10,526	38.76	205	0.94
June 30, 2028	248,607	248,607	16.72	2,308	2.25
September 26, 2028	2,632	2,632	30.02	41	2.49
March 20, 2029	526	526	21.28	6	2.97
April 5, 2029	226,977	226,977	21.28	2,366	3.01
June 30, 2032	7,895	7,895	34.20	124	6.25
August 15, 2034	2,886,389	2,879,763	13.11	22,836	8.38
November 27, 2034	64,500	48,717	14.37	516	8.66
March 7, 2035	35,000	35,000	10.45	214	8.93
August 15, 2035	48,800	18,294	10.00	195	9.37
August 15, 2035	80,000	30,000	11.00	319	9.37
August 29, 2035	15,000	5,625	11.00	63	9.41
October 1, 2035	200,000	50,000	8.39	551	9.50
November 14, 2035	44,240	11,060	8.39	109	9.62
December 31, 2035	13,430	1,678	11.65	30	9.75
	3,978,282	3,671,060		31,563	7.60

Summary of measurement of stock option fair value assumptions	The aggregate estimated grant date fair value was determined to be $472, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.46%
Expected annual volatility, based on historical share price of the Company	82.77%
Expected life (in years)	10
Expected dividend yield	0.00%
Unvested forfeiture rate	0% - 2.9%
CAD/USD exchange rate on date of grant	0.7243
Share price	C$	9.81
Exercise price	C$	11.00
The aggregate estimated grant date fair value was determined to be $321, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.46%
Expected annual volatility, based on historical share price of the Company	82.77%
Expected life (in years)	10
Expected dividend yield	0.00%
Unvested forfeiture rate	0% - 3.0%
CAD/USD exchange rate on date of grant	0.7243
Share price	C$	9.81
Exercise price	C$	10.00
The aggregate estimated grant date fair value was determined to be $94 calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.38%
Expected annual volatility, based on historical share price of the Company	82.54%
Expected life (in years)	10
Expected dividend yield	0.00%
Unvested forfeiture rate	0% - 2.9%
CAD/USD exchange rate on date of grant	0.7277
Share price	C$	10.32
Exercise price	C$	11.00
The aggregate estimated grant date fair value was determined to be $1,008 calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.19%
Expected annual volatility, based on historical share price of the Company	82.62%
Expected life (in years)	10
Expected dividend yield	0.00%
Unvested forfeiture rate	0% - 2.9%
CAD/USD exchange rate on date of grant	0.7174
Share price	C$	8.39
Exercise price	C$	8.39
The aggregate estimated grant date fair value was determined to be $123 calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.22%
Expected annual volatility, based on historical share price of the Company	82.38%
Expected life (in years)	10
Expected dividend yield	0.00%
Unvested forfeiture rate	0% - 2.9%
CAD/USD exchange rate on date of grant	0.7130
Share price	C$	8.25
Exercise price	C$	8.39
The aggregate estimated grant date fair value was determined to be $114 calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.22%
Expected annual volatility, based on historical share price of the Company	82.38%
Expected life (in years)	10
Expected dividend yield	0.00%
Unvested forfeiture rate	0% - 3.0%
CAD/USD exchange rate on date of grant	0.7130
Share price	C$	8.25
Exercise price	C$	8.39
The aggregate estimated grant date fair value was determined to be $91 calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.42%
Expected annual volatility, based on historical share price of the Company	81.91%
Expected life (in years)	10
Expected dividend yield	0.00%
Unvested forfeiture rate	0% - 3.0%
CAD/USD exchange rate on date of grant	0.7296
Share price	C$	11.11
Exercise price	C$	11.65
The aggregate estimated grant date fair value was determined to be $3,397 calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.62%
Expected annual volatility, based on historical share price of the Company	88.13%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Unvested forfeiture rate	0% - 3.4%
Share price	C$	21.28
Exercise price	C$	21.28
The aggregate estimated grant date fair value was determined to be $25,389 calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.07%
Expected annual volatility, based on historical share price of the Company	86.69%
Expected life (in years)	10.00
Expected dividend yield	0.00%
Unvested forfeiture rate	0% - 3.4%
Share price	C$	13.30
Exercise price	C$	13.11
The aggregate estimated grant date fair value was determined to be $700 calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.23%
Expected annual volatility, based on historical share price of the Company	86.06%
Expected life (in years)	10.00
Expected dividend yield	0.00%
Unvested forfeiture rate	0% - 3.4%
Share price	C$	14.37
Exercise price	C$	14.37
The aggregate estimated grant date fair value was determined to be $214 calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.03%
Expected annual volatility, based on historical share price of the Company	83.43%
Expected life (in years)	10.00
Expected dividend yield	0.00%
Unvested forfeiture rate	2.0%
Share price	C$	10.45
Exercise price	C$	10.45
The changes in RSUs and PSUs for the years ended March 31, 2026 and 2025, and the weighted average fair value at grant date per unit (“WAFV”) are as follows:

	Number of RSUs	WAFV (S)	Number of PSUs	WAFV (S)
Outstanding as at March 31, 2024 and 2025	—	—	—	—
Granted	5,199,440	6.58	325,000	1.77
Deemed granted	250,438	5.09	—	—
Vested	(183,328)	5.98	—	—
Forfeited/Expired	—	—	—	—
Outstanding as at March 31, 2026	5,266,550	6.53	325,000	1.77